                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
COMMON STOCK (97.5%)
   CONSUMER DISCRETIONARY (10.0%)
   Abercrombie & Fitch, Cl A                                1,979   $     73,104
   Amazon.com*                                              4,674        551,018
   Apollo Group, Cl A*                                      2,819        130,040
   AutoNation*                                              1,944         47,492
   Autozone*                                                  648        137,097
   Bed Bath & Beyond*                                       5,745        217,621
   Best Buy                                                 7,388        256,068
   Big Lots*                                                1,819         62,410
   CarMax*                                                  5,054        106,639
   Carnival                                                 9,392        325,715
   CBS, Cl B                                               15,198        224,626
   Coach                                                    6,903        255,204
   Comcast, Cl A                                           63,662      1,239,499
   Darden Restaurants                                       4,592        192,359
   DeVry                                                    1,350         72,630
   DIRECTV, Cl A*                                          21,099        784,039
   Discovery Communications, Cl A*                          6,202        239,459
   DR Horton                                                6,161         67,894
   Eastman Kodak*                                           5,999         23,816
   Expedia                                                  4,575        103,761
   Family Dollar Stores                                     3,048        126,035
   Ford Motor*                                             75,996        970,469
   Fortune Brands                                           3,374        148,051
   GameStop, Cl A*                                          3,607         72,320
   Gannett                                                  7,822        103,094
   Gap                                                     10,437        189,014
   Genuine Parts                                            3,454        147,935
   Goodyear Tire & Rubber*                                  4,360         46,521
   H&R Block                                                7,362        115,436
   Harley-Davidson                                          5,104        138,982
   Harman International Industries*                         1,507         45,828
   Hasbro                                                   4,368        184,111
   Home Depot                                              37,878      1,079,902
   International Game Technology                            6,443         98,191
   Interpublic Group*                                      12,713        116,197
   JC Penney                                                5,114        125,958
   Johnson Controls                                        14,758        425,178
   Kohl's*                                                  6,602        314,849
   Leggett & Platt                                          3,279         68,334
   Lennar, Cl A                                             3,647         53,866
   Limited Brands                                           9,385        240,631
   Lowe's                                                  32,305        670,006
   Macy's                                                  13,789        257,165
   Marriott International, Cl A                             5,496        186,369

Description                                               Shares        Value
-----------                                             ---------   ------------
   Mattel                                                   7,924   $    167,672
   McDonald's                                              23,915      1,667,593
   McGraw-Hill                                              6,958        213,541
   Meredith                                                   784         24,892
   New York Times, Cl A*                                    2,607         22,785
   Newell Rubbermaid                                        6,216         96,348
   News, Cl A                                              50,932        664,663
   Nike, Cl B                                               8,648        636,839
   Nordstrom                                                3,595        122,230
   Office Depot*                                            6,303         27,229
   Omnicom Group                                            6,863        255,715
   O'Reilly Automotive*                                     3,052        150,403
   Polo Ralph Lauren, Cl A                                  1,256         99,237
   priceline.com*                                           1,011        226,868
   Pulte Group*                                             7,116         62,479
   RadioShack                                               2,733         58,869
   Ross Stores                                              3,995        210,377
   Scripps Networks Interactive, Cl A                       1,958         83,470
   Sears Holdings*                                          1,086         77,106
   Sherwin-Williams                                         2,011        139,061
   Stanley Black & Decker                                   2,876        166,865
   Staples                                                 15,940        324,060
   Starbucks                                               16,255        403,937
   Starwood Hotels & Resorts Worldwide                      3,402        164,827
   Target                                                  16,351        839,133
   Tiffany                                                  2,736        115,103
   Time Warner                                             25,726        809,340
   Time Warner Cable, Cl A                                  7,714        441,009
   TJX                                                      9,204        382,150
   Urban Outfitters*                                        2,118         68,115
   VF                                                       1,935        153,503
   Viacom, Cl B                                            13,742        454,036
   Walt Disney                                             43,531      1,466,559
   Washington Post, Cl B                                      133         55,925
   Whirlpool                                                1,682        140,111
   Wyndham Worldwide                                        3,918        100,027
   Wynn Resorts                                               555         48,663
   Yum! Brands                                             10,306        425,638
                                                                    ------------
                                                                      22,601,311
                                                                    ------------
   CONSUMER STAPLES (11.2%)
   Altria Group                                            46,572      1,032,036
   Archer-Daniels-Midland                                  14,107        385,968
   Avon Products                                            9,492        295,486
   Brown-Forman, Cl B                                       2,365        149,492
   Campbell Soup                                            4,087        146,723
   Clorox                                                   3,073        199,376
   Coca-Cola                                               51,261      2,824,994

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   Coca-Cola Enterprises                                    7,031   $    201,790
   Colgate-Palmolive                                       11,047        872,492
   ConAgra Foods                                            9,592        225,220
   Constellation Brands, Cl A*                              4,414         75,303
   Costco Wholesale                                         7,763        440,240
   CVS                                                     23,933        734,504
   Dean Foods*                                              4,019         46,058
   Dr. Pepper Snapple Group                                 5,682        213,359
   Estee Lauder, Cl A                                       3,471        216,070
   General Mills                                           15,022        513,752
   Hershey                                                  4,658        218,926
   HJ Heinz                                                 6,927        308,113
   Hormel Foods                                             1,508         64,723
   JM Smucker                                               2,632        161,684
   Kellogg                                                  5,507        275,625
   Kimberly-Clark                                           9,257        593,559
   Kraft Foods, Cl A                                       38,930      1,137,145
   Kroger                                                  14,587        308,952
   Lorillard                                                4,024        306,790
   McCormick                                                2,836        111,540
   Mead Johnson Nutrition, Cl A                             4,496        238,918
   Molson Coors Brewing, Cl B                               3,421        153,979
   PepsiCo                                                 36,020      2,338,058
   Philip Morris International                             48,732      2,487,281
   Procter & Gamble                                        64,034      3,916,319
   Reynolds American                                        3,703        214,107
   Safeway                                                  8,706        178,821
   Sara Lee                                                15,471        228,816
   Supervalu                                                5,663         63,879
   Sysco                                                   13,003        402,703
   Tyson Foods, Cl A                                        5,024         87,970
   Walgreen                                                17,228        491,859
   Wal-Mart Stores                                         46,225      2,366,258
   Whole Foods Market*                                      3,738        141,932
                                                                    ------------
                                                                      25,370,820
                                                                    ------------
   ENERGY (10.6%)
   Anadarko Petroleum                                       7,726        379,810
   Apache                                                   8,186        782,418
   Baker Hughes                                             9,736        469,957
   Cabot Oil & Gas                                          2,374         72,336
   Cameron International*                                   5,512        218,220
   Chesapeake Energy                                       16,050        337,531
   Chevron                                                 49,547      3,775,977
   ConocoPhillips                                          33,091      1,827,285
   Consol Energy                                            4,925        184,589
   Denbury Resources*                                       8,838        139,994
   Devon Energy                                             9,923        620,088
   Diamond Offshore Drilling                                1,530         91,020

Description                                               Shares        Value
-----------                                             ---------   ------------
   El Paso                                                 15,174   $    186,944
   EOG Resources                                            3,956        385,710
   Exxon Mobil                                            113,563      6,777,440
   FMC Technologies*                                        2,746        173,767
   Halliburton                                             20,466        611,524
   Helmerich & Payne                                        2,360         95,651
   Hess                                                     6,410        343,512
   Marathon Oil                                            15,518        519,077
   Massey Energy                                            1,956         59,815
   Murphy Oil                                               4,205        230,224
   Nabors Industries Ltd.*                                  6,519        120,015
   National Oilwell Varco                                  10,400        407,264
   Noble Energy                                             3,873        259,723
   Occidental Petroleum                                    18,053      1,406,870
   Peabody Energy                                           6,008        271,261
   Pioneer Natural Resources                                2,034        117,809
   QEP Resources*                                           3,873        133,309
   Range Resources                                          3,525        130,848
   Rowan*                                                   2,523         63,731
   Schlumberger                                            26,872      1,603,184
   Smith International                                      5,518        228,887
   Southwestern Energy*                                     5,414        197,340
   Spectra Energy                                          14,317        297,650
   Sunoco                                                   2,599         92,706
   Tesoro                                                   3,107         40,111
   Valero Energy                                           12,354        209,894
   Williams                                                14,418        279,853
                                                                    ------------
                                                                      24,143,344
                                                                    ------------
   FINANCIALS (16.0%)
   ACE                                                      7,640        405,531
   Aflac                                                   10,381        510,641
   Allstate                                                11,763        332,187
   American Express                                        27,098      1,209,655
   American International Group*                            2,934        112,871
   Ameriprise Financial                                     5,662        240,012
   AON                                                      5,784        217,883
   Apartment Investment & Management REIT, Cl A             4,713        101,188
   Assurant                                                 4,531        168,961
   AvalonBay Communities REIT                               1,774        186,430
   Bank of America                                        223,967      3,144,497
   Bank of New York Mellon                                 22,164        555,651
   BB&T                                                    15,113        375,256
   Berkshire Hathaway, Cl B*                               36,802      2,874,972
   Boston Properties REIT                                   2,548        208,681
   Capital One Financial                                   10,212        432,274
   CB Richard Ellis Group, Cl A*                            6,053        102,901
   Charles Schwab                                          17,100        252,909

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   Chubb                                                    7,082   $    372,726
   Cincinnati Financial                                     3,544         97,637
   Citigroup*                                             497,085      2,038,049
   CME Group, Cl A                                          1,205        335,954
   Comerica                                                 3,785        145,193
   Discover Financial Services                             12,089        184,599
   E*Trade Financial*                                       3,608         52,785
   Equity Residential REIT                                  6,208        284,637
   Federated Investors, Cl B                                1,977         41,952
   Fifth Third Bancorp                                     17,721        225,234
   First Horizon National*                                  4,770         54,712
   Franklin Resources                                       3,276        329,500
   Genworth Financial, Cl A*                               11,100        150,738
   Goldman Sachs Group                                     11,639      1,755,394
   Hartford Financial Services Group                       10,174        238,173
   HCP REIT                                                 6,493        230,307
   Health Care REIT                                         2,684        121,612
   Host Hotels & Resorts REIT                              14,401        206,510
   Hudson City Bancorp                                     10,521        130,671
   Huntington Bancshares                                   28,830        174,710
   IntercontinentalExchange*                                1,646        173,851
   Invesco                                                  9,692        189,382
   Janus Capital Group                                      4,112         43,094
   JPMorgan Chase                                          88,455      3,562,967
   KeyCorp                                                 18,884        159,759
   Kimco Realty REIT                                        8,897        134,078
   Legg Mason                                               3,591        103,744
   Leucadia National*                                       4,177         92,270
   Lincoln National                                         6,712        174,781
   Loews                                                    7,808        290,067
   M&T Bank                                                 1,830        159,832
   Marsh & McLennan                                        11,627        273,467
   Marshall & Ilsley                                       11,547         81,175
   MetLife                                                 18,154        763,557
   Moody's                                                  4,293        101,100
   Morgan Stanley                                          30,997        836,609
   Nasdaq OMX Group*                                        3,186         62,031
   Northern Trust                                           4,432        208,260
   NYSE Euronext                                            5,719        165,679
   People's United Financial                                7,986        110,526
   Plum Creek Timber REIT                                   3,568        128,020
   PNC Financial Services Group (A)                        11,761        698,486
   Principal Financial Group                                7,068        181,012
   Progressive                                             14,482        284,427
   Prologis REIT                                           10,762        116,875
   Prudential Financial                                    10,506        601,889
   Public Storage REIT                                      2,362        231,760
   Regions Financial                                       26,201        192,053
   Simon Property Group REIT                                5,378        479,825
   SLM*                                                    19,547        234,564

Description                                               Shares        Value
-----------                                             ---------   ------------
   State Street                                            10,887   $    423,722
   SunTrust Banks                                          10,987        285,113
   T Rowe Price Group                                       5,641        272,065
   Torchmark                                                3,322        176,299
   Travelers                                               11,200        565,040
   UnumProvident                                           13,384        305,423
   US Bancorp                                              35,118        839,320
   Ventas REIT                                              3,431        174,020
   Vornado Realty Trust REIT                                3,473        287,495
   Wells Fargo                                            115,791      3,210,884
   XL Group, Cl A                                          13,804        244,745
   Zions Bancorporation                                     6,440        142,903
                                                                    ------------
                                                                      36,365,762
                                                                    ------------
   HEALTH CARE (11.1%)
   Abbott Laboratories                                     34,762      1,706,119
   Aetna                                                    9,078        252,822
   Allergan                                                 6,682        408,003
   AmerisourceBergen                                       10,468        313,726
   Amgen*                                                  18,136        988,956
   Baxter International                                    13,100        573,387
   Becton Dickinson                                         5,166        355,421
   Biogen Idec*                                             5,846        326,674
   Boston Scientific*                                      32,728        183,277
   Bristol-Myers Squibb                                    38,379        956,405
   Cardinal Health                                         13,429        433,354
   CareFusion*                                              7,258        152,926
   Celgene*                                                 8,803        485,485
   Cephalon*                                                1,605         91,084
   Cerner*                                                  1,537        119,041
   Cigna                                                    5,804        178,531
   Coventry Health Care*                                    3,177         63,000
   CR Bard                                                  2,100        164,913
   DaVita*                                                  2,285        130,976
   DENTSPLY International                                   3,245         97,415
   Eli Lilly                                               22,933        816,415
   Express Scripts*                                        12,337        557,386
   Forest Laboratories*                                     6,691        185,675
   Genzyme*                                                 5,618        390,788
   Gilead Sciences*                                        16,959        565,074
   Hospira*                                                 3,545        184,694
   Humana*                                                  3,686        173,316
   Intuitive Surgical*                                        861        282,727
   Johnson & Johnson                                       61,305      3,561,207
   King Pharmaceuticals*                                    5,549         48,609
   Laboratory Corp of America Holdings*                     2,307        168,365
   Life Technologies*                                       3,966        170,498
   McKesson                                                 6,128        384,961

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   Medco Health Solutions*                                  8,726   $    418,848
   Medtronic                                               24,900        920,553
   Merck                                                   69,355      2,389,973
   Mylan*                                                   6,647        115,658
   Patterson                                                3,902        104,105
   PerkinElmer                                              4,371         85,060
   Pfizer                                                 181,691      2,725,365
   Quest Diagnostics                                        3,304        155,255
   St. Jude Medical*                                        7,214        265,259
   Stryker                                                  6,172        287,430
   Tenet Healthcare*                                        9,310         42,826
   Thermo Fisher Scientific*                                8,938        400,959
   UnitedHealth Group                                      25,399        773,400
   Varian Medical Systems*                                  2,732        150,806
   Waters*                                                  2,054        131,784
   Watson Pharmaceuticals*                                  2,377         96,269
   WellPoint*                                               8,150        413,368
   Zimmer Holdings*                                         4,690        248,523
                                                                    ------------
                                                                      25,196,671
                                                                    ------------
   INDUSTRIALS (10.4%)
   3M                                                      17,868      1,528,429
   Avery Dennison                                           2,431         87,151
   Boeing                                                  13,697        933,314
   Caterpillar                                             14,133        985,777
   CH Robinson Worldwide                                    3,635        237,002
   Cintas                                                   2,836         75,041
   CSX                                                      8,659        456,502
   Cummins                                                  4,486        357,131
   Danaher                                                 11,591        445,210
   Deere                                                    7,592        506,235
   Dover                                                    4,119        197,588
   Dun & Bradstreet                                         1,099         75,128
   Eaton                                                    3,659        287,085
   Emerson Electric                                        17,026        843,468
   Equifax                                                  2,746         86,059
   Expeditors International Washington                      4,563        194,566
   Fastenal                                                 2,887        141,694
   FedEx                                                    6,955        574,135
   First Solar*                                             1,069        134,106
   Flowserve                                                1,240        122,958
   Fluor                                                    3,966        191,518
   General Dynamics                                        10,026        614,092
   General Electric                                       238,766      3,848,908
   Goodrich                                                 2,689        195,947
   Honeywell International                                 17,069        731,578
   Illinois Tool Works                                      8,524        370,794
   Iron Mountain                                            3,124         73,945

Description                                               Shares        Value
-----------                                             ---------   ------------
   ITT                                                      4,057   $    191,166
   Jacobs Engineering Group*                                2,793        102,140
   L-3 Communications Holdings                              2,898        211,670
   Lockheed Martin                                          7,971        599,021
   Masco                                                    8,102         83,289
   Norfolk Southern                                         8,197        461,245
   Northrop Grumman                                         7,541        442,204
   Paccar                                                   6,521        298,792
   Pall                                                     2,571         98,315
   Parker Hannifin                                          3,539        219,843
   Pitney Bowes                                             4,501        109,869
   Precision Castparts                                      3,031        370,358
   Quanta Services*                                         4,588         98,550
   Raytheon                                                 9,874        456,870
   Republic Services, Cl A                                  7,146        227,672
   Robert Half International                                3,271         82,364
   Rockwell Automation                                      3,103        168,027
   Rockwell Collins                                         3,333        190,514
   Roper Industries                                         2,064        129,000
   RR Donnelley & Sons                                      4,538         76,556
   Ryder System                                             1,162         50,745
   Snap-On                                                  1,292         57,714
   Southwest Airlines                                      16,381        197,391
   Stericycle*                                              1,846        116,298
   Textron                                                  6,013        124,830
   Union Pacific                                           11,395        850,865
   United Parcel Service, Cl B                             22,070      1,434,550
   United Technologies                                     20,737      1,474,401
   W.W. Grainger                                            1,353        151,550
   Waste Management                                        10,572        358,919
                                                                    ------------
                                                                      23,730,089
                                                                    ------------
   INFORMATION TECHNOLOGY (18.2%)
   Adobe Systems*                                          11,803        338,982
   Advanced Micro Devices*                                 12,709         95,190
   Agilent Technologies*                                    7,626        212,994
   Akamai Technologies*                                     3,825        146,727
   Altera                                                   6,687        185,364
   Amphenol, Cl A                                           3,850        172,480
   Analog Devices                                           6,593        195,878
   Apple Computer*                                         20,233      5,204,939
   Applied Materials                                       18,019        212,624
   Autodesk*                                                5,070        149,768
   Automatic Data Processing                               11,054        456,199
   BMC Software*                                            3,976        141,466
   Broadcom, Cl A                                           9,513        342,753
   CA                                                       8,653        169,253
   Cisco Systems*                                         126,993      2,929,729
   Citrix Systems*                                          2,485        136,725

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   Cognizant Technology Solutions, Cl A*                    6,571   $    358,514
   Computer Sciences                                        7,271        329,594
   Compuware*                                              10,623         86,896
   Corning                                                 35,128        636,519
   Dell*                                                   37,916        502,008
   eBay*                                                   24,919        521,056
   Electronic Arts*                                         7,246        115,429
   EMC*                                                    46,278        915,842
   Fidelity National Information Services                   4,010        114,967
   Fiserv*                                                  3,351        167,885
   FLIR Systems*                                            3,288         97,851
   Google, Cl A*                                            5,384      2,610,432
   Harris                                                   6,109        272,034
   Hewlett-Packard                                         52,220      2,404,209
   Intel                                                  122,963      2,533,038
   International Business Machines                         28,691      3,683,924
   Intuit*                                                  6,870        273,082
   Jabil Circuit                                            4,310         62,538
   JDS Uniphase*                                            5,015         54,413
   Juniper Networks*                                       11,613        322,609
   KLA-Tencor                                               3,797        120,251
   Lexmark International, Cl A*                             3,707        136,232
   Linear Technology                                        4,941        157,519
   LSI*                                                    14,204         57,242
   Mastercard, Cl A                                           997        209,410
   McAfee*                                                  3,500        115,850
   MEMC Electronic Materials*                               5,065         48,421
   Microchip Technology                                     4,012        122,165
   Micron Technology*                                      40,363        293,843
   Microsoft                                              169,497      4,374,718
   Molex                                                    7,362        145,105
   Monster Worldwide*                                       2,784         38,197
   Motorola*                                               51,707        387,286
   National Semiconductor                                   5,302         73,168
   NetApp*                                                  7,720        326,556
   Novell*                                                  7,796         47,088
   Novellus Systems*                                        2,160         57,694
   NVIDIA*                                                 12,265        112,715
   Oracle                                                  87,044      2,057,720
   Paychex                                                  3,960        102,920
   QLogic*                                                  3,031         48,254
   Qualcomm                                                37,052      1,410,940
   Red Hat*                                                 2,539         81,629
   SAIC*                                                    6,657        110,706
   Salesforce.com*                                          1,378        136,353
   SanDisk*                                                 5,126        224,006
   Symantec*                                               17,883        231,942
   Tellabs                                                  6,903         48,183

Description                                               Shares        Value
-----------                                             ---------   ------------
   Teradata*                                                3,671   $    116,738
   Teradyne*                                                8,432         90,728
   Texas Instruments                                       27,522        679,518
   Total System Services                                    4,279         63,800
   VeriSign*                                                4,030        113,444
   Visa, Cl A                                              10,190        747,437
   Western Digital*                                         5,108        134,800
   Western Union                                           15,037        244,051
   Xerox                                                   30,111        293,281
   Xilinx                                                   6,197        173,020
   Yahoo!*                                                 25,915        359,700
                                                                    ------------
                                                                      41,446,541
                                                                    ------------
   MATERIALS (3.4%)
   Air Products & Chemicals                                 4,654        337,787
   Airgas                                                   1,835        119,807
   AK Steel Holding                                         2,464         34,471
   Alcoa                                                   19,451        217,268
   Allegheny Technologies                                   2,544        121,120
   Ball                                                     2,039        118,751
   Bemis                                                    2,437         73,013
   CF Industries Holdings                                   1,566        127,143
   Cliffs Natural Resources                                 2,980        168,579
   Dow Chemical                                            26,032        711,454
   Eastman Chemical                                         2,537        158,918
   Ecolab                                                   5,155        252,131
   EI du Pont de Nemours                                   20,443        831,417
   FMC                                                      1,595         99,671
   Freeport-McMoRan Copper & Gold                          10,466        748,738
   International Flavors & Fragrances                       1,743         79,097
   International Paper                                      9,679        234,232
   MeadWestvaco                                             3,863         92,557
   Monsanto                                                10,321        596,967
   Newmont Mining                                          10,859        607,018
   Nucor                                                    6,931        271,279
   Owens-Illinois*                                          3,641        100,674
   Pactiv*                                                  4,642        141,210
   PPG Industries                                           3,612        250,926
   Praxair                                                  6,762        587,077
   Sealed Air                                               5,591        120,933
   Sigma-Aldrich                                            2,666        149,563
   Titanium Metals*                                         2,520         55,793
   United States Steel                                      3,168        140,437
   Vulcan Materials                                         2,722        123,143
   Weyerhaeuser                                             4,663         75,634
                                                                    ------------
                                                                       7,746,808
                                                                    ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

Description                                               Shares        Value
-----------                                             ---------   ------------
   TELECOMMUNICATION SERVICES (3.0%)
   American Tower, Cl A*                                    8,739   $    404,091
   AT&T                                                   131,326      3,406,597
   CenturyTel                                               6,574        234,166
   Frontier Communications                                 22,033        168,332
   MetroPCS Communications*                                 7,082         63,384
   Qwest Communications International                      56,729        321,086
   Sprint-FON Group*                                       38,932        177,919
   Verizon Communications                                  62,837      1,826,043
   Windstream                                              10,252        116,873
                                                                    ------------
                                                                       6,718,491
                                                                    ------------
   UTILITIES (3.6%)
   AES*                                                    14,726        151,825
   Allegheny Energy                                         3,690         84,132
   Ameren                                                   5,166        131,061
   American Electric Power                                 10,514        378,294
   CenterPoint Energy                                       8,566        121,894
   CMS Energy                                               5,987         95,313
   Consolidated Edison                                      6,303        290,694
   Constellation Energy Group                               6,071        191,844
   Dominion Resources                                      11,566        485,656
   DTE Energy                                               3,605        166,407
   Duke Energy                                             25,479        435,691
   Edison International                                     7,135        236,525
   Entergy                                                  4,116        319,031
   Equities                                                 2,902        106,445
   Exelon                                                  14,427        603,481
   FirstEnergy                                              6,628        249,876
   Integrys Energy Group                                    2,021         95,694
   NextEra Energy                                           8,993        470,334
   Nicor                                                      979         42,871
   NiSource                                                 5,996         98,934
   Northeast Utilities                                      3,834        106,739
   NRG Energy*                                              7,689        174,387
   Oneok                                                    3,200        148,896
   Pepco Holdings                                           4,906         82,960
   PG&E                                                     8,087        359,063
   Pinnacle West Capital                                    2,203         83,912
   PPL                                                     10,627        290,011
   Progress Energy                                          6,215        261,714
   Progress Energy (CVO)(B)*                                7,250             --
   Public Service Enterprise Group                         10,964        360,716
   Questar                                                  3,873         63,711
   SCANA                                                    2,425         92,902
   Sempra Energy                                            5,422        269,744
   Southern                                                18,222        643,783
   TECO Energy                                              4,783         78,154

Description                                               Shares        Value
-----------                                             ---------   ------------
   Wisconsin Energy                                         2,574   $    139,717
   Xcel Energy                                              9,909        217,899
                                                                    ------------
                                                                       8,130,310
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $271,898,028)                                               221,450,147
                                                                    ------------
EXCHANGE TRADED FUND (0.4%)
   i-Shares S&P 500 Index Fund                              9,375      1,037,625
                                                                    ------------
TOTAL EXCHANGE TRADED FUND
   (Cost $961,968)                                                     1,037,625
                                                                    ------------
CASH EQUIVALENT (1.6%)
   Goldman Sachs Financial Square
      Prime Obligation Money
      Market Fund, 0.180% (C)
      (Cost $3,546,750)                                 3,546,750      3,546,750
                                                                    ------------
TOTAL INVESTMENTS - 99.5%
   (Cost $276,406,746)+                                             $226,034,522
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $227,211,554.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

(B) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2010, WAS $0 AND REPRESENTED 0% OF NET ASSETS.

(C)  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010

CL - CLASS
CVO - CONTINGENT VALUE OBLIGATION
LTD. - LIMITED
REIT - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $279,860,555, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $27,943,194 AND $(81,769,227) RESPECTIVELY.

     A summary of the open long S&P 500 Index futures contracts held by the Fund at July 31, 2010, is as follows:

NUMBER OF    CONTRACT                      UNREALIZED
CONTRACTS      VALUE       EXPIRATION     DEPRECIATION
---------   ----------   --------------   ------------
   81       $4,491,960   September 2010     $(43,845)
                                            ========

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2010

United Association S&P 500 Index Fund

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

                                    Level 1      Level 2   Level 3       Total
                                  ------------   -------   -------   ------------
Investments in Securities
   Common Stock                   $221,450,147     $--       $--+    $221,450,147
   Cash Equivalent                   3,546,750      --        --        3,546,750
   Exchange Traded Fund              1,037,625      --        --        1,037,625
                                  ------------     ---       ---     ------------
Total Investments in Securities   $226,034,522     $--       $--     $226,034,522
                                  ============     ===       ===     ============

                                     Level 1     Level 2   Level 3      Total
                                  ------------   -------   -------   ------------
Other Financial Instruments
   Futures Contracts*               $(43,845)      $--       $--      $(43,845)
                                    ========       ===       ===      ========

+ AS OF JULY 31, 2010, THE FUND HELD PROGRESS ENERGY (CVO) WHICH IS LEVEL 3 AND HAS FAIR VALUE OF ZERO.

*    FUTURES CONTRACTS ARE VALUED AT THE UNREALIZED DEPRECIATION ON THE
     INSTRUMENT.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

UAF-QH-003-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010